CONTENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Schedule of content assets

	2020	2021	2020
	RUB	RUB	$
Licensed content, net
Released licensed content, net	5,882	7,840	105.5
Advances for licensed content	—	1,536	20.6
Produced content, net
Released, less amortization	844	1,927	25.9
Completed and not released	116	—	—
In production and in development	1,121	2,464	33.3
Total	7,963	13,767	185.3
Less current content assets, net	499	—	—
Content assets, net	7,464	13,767	185.3

Schedule of amortization of content assets

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Licensed content	1,045	2,625	5,904	79.5
Produced content	122	388	482	6.5
Total amortization of content assets	1,167	3,013	6,386	86.0

Schedule of estimated amortization expense

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2022	3,108	1,967	5,075	68.4
2023	2,739	1,206	3,945	53.1
2024	2,646	707	3,353	45.1
2025	2,234	326	2,560	34.5
2026	1,630	94	1,724	23.2
Thereafter	4,831	8	4,839	65.1
Total	17,188	4,308	21,496	289.4

Content Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of estimated amortization expense

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2022	4,264	562	4,826	65.0
2023	1,891	581	2,472	33.3
2024	775	542	1,317	17.7
Total	6,930	1,685	8,615	116.0